DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 7 - DEBT

PPP Loan

On May 8, 2020, the Company received approximately $1.3 million in loan funding through the PPP that was part of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) signed into law in March 2020. The interest rate on the loan is 1.00% per year and was scheduled to mature on May 5, 2022. The Company used these funds to assist with payroll, rent and utilities. On January 21, 2022, the PPP loan was forgiven by the SBA in its entirety. As a result, the Company recorded other income on the forgiveness of the loan in the first quarter of 2022.

NOTE 7 - DEBT

Summary of Debt

As of December 31, 2021 and 2020, the Company’s debt consisted of the following (in thousands):

	December 31,
	2021		2020
Empowered Dental loan, due December 2020	$-		$25
PPP loan maturing May 2022	1,265	(1)	1,265	(1)
Total debt	1,265		1,290
Less current maturities	1,265		867
Long-term debt, net of current maturities	$-		$423

(1)	Please see caption below for further discussion of the terms of the PPP loan.

In November 2018, the Company issued convertible debt of $25,000 as part of the consideration in an asset purchase agreement with Empowered Dental Lab, LLC. The debt was convertible into shares of the Company’s common stock at a conversion rate of $7.50 per share. The interest rate on the debt was 10.0% per annum beginning July 1, 2020, and the maturity date was extended to December 31, 2020. The Company repaid this convertible debt plus interest in January 2021.

PPP Loan

On May 8, 2020, the Company received approximately $1.3 million in funding through the U.S. Small Business Administration’s Payroll Protection Program (PPP) that was part of the Coronavirus Aid, Relief, and Economic Security Act signed into law in March 2020. The interest rate on the loan is 1.00% per year and matures on May 5, 2022. The Company used these funds to assist with payroll, rent and utilities. The Company has spent the funding in a manner in which it believes the entire balance of the outstanding promissory note will be eligible for forgiveness through the terms of the PPP. An application to forgive the entire amount was submitted with the lender in January 2021, as of December 31, 2021 the application was under review. On January 21, 2022 the PPP loan was forgiven by the SBA in its entirety. As a result, the Company will record other income on the forgiveness of the loan in the first quarter of 2022.

Convertible Notes

In April 2019, the Company began offering 6.0% convertible notes (the “Convertible Notes”) to accredited investors in a private placement. Upon the closing of an aggregate gross cash consideration to the Company of at least $10 million (a “Qualified Financing”), the outstanding loan balance of the Convertible Notes (the “Loan Balance”) shall be automatically converted into that number or principal amount of the securities of the Company issued in the Qualified Financing (the “New Securities”) at a conversion price equal to (a) seventy-five percent (75%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs on or prior to December 31, 2019 and (b) fifty percent (50%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs after December 31, 2019; provided, however, that in no event for purposes of any mandatory conversion shall the Loan Balance be convertible at a price lower than $7.50 per share, which shall serve as a floor price. In any such conversion, the holders of the Convertible Notes shall be provided with all of the same rights, privileges and preferences (including contractual rights and protections such as pre-emptive rights, rights of first refusal, co-sale rights, information and registration rights) as are provided to the holders of the New Securities issued in such Qualified Financing. The Company incurred less than $0.1 million in issuance costs associated with the Convertible Notes. The maturity date of the Convertible Notes was March 31, 2020. One holder of a less than $0.1 million note elected to be paid out the principal and interest which was repaid in December 2020. During the year ended December 31, 2020, holders of $2.9 million exchanged outstanding principal and interest on the notes into Series B preferred units discussed in Note 8. Holders of $0.8 million of principal (plus $26 thousand in accrued interest) exchanged their Convertible Notes into the Company Class A common stock.